Convertible Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Convertible Notes Payable
Convertible Notes Payable

Note 2 – Convertible Notes Payable

Convertible notes payable consisted of the following:

	March 31, 2023	December 31, 2022
Unsecured
(a) Convertible notes due to AL-Bank	$373,000	$383,000
(b) Convertible note with Diagonal Lending	254,000	100,000

Unsecured
(c) Convertible notes with fixed conversion features, in default	895,000	895,000
Convertible notes payable	1,522,000	1,378,000
Less debt discount	(204,000)	(96,000)
Total Convertible notes payable	$1,318,000	$1,282,000

(a) During fiscal 2005, the Company issued notes payable to DART/Citco Global in the aggregate of $543,000. The notes bear interest at an average rate of 7.5% per annum and matured in December 2010. The aggregate notes are convertible by the note holder into less than one share of the Company’s common stock based on a fixed conversion price adjusted for applicable reverse stock splits that occurred in prior fiscal years. In fiscal 2009, the note holders agreed to the forbearance of any interest on the notes payable to DART/Citco Global. In August 2021, the notes were assigned to Aktieselskabet Arbejdernes Landsbank (“AL-Bank”), a Denmark based financing institution. In September 2021, the Company executed a repayment agreement with AL-Bank requiring the Company to  make monthly payments of $10,000 to AL-Bank, starting in October 2021 and ending in March 2025, for a total of $400,000. Once the payments are made in full pursuant to  the repayment agreement, the remaining balance of $143,000 will  be forgiven and will be accounted for at that time. At December 31, 2022, the outstanding balance of the unsecured convertible notes payable amounted to $383,000. During the three months ended March 31, 2023, the Company made principal payments of $10,000. At March 31, 2023, the outstanding balance of the unsecured convertible notes payable amounted to $373,000. The convertible notes payable, including accrued interest are convertible to approximately two shares of the Company’s common stock.

(b) On December 15, 2022, the Company issued a convertible note payable to 1800 Diagonal Lending LLC (“Diagonal Lending”) for  $100,000.  The note is unsecured, bears interest at a rate of 12%, or 22% on default, is due on December 15, 2023, and has a repayment penalty of 120% of the unpaid principal and unpaid interest if prepaid within 180 days of December 15, 2022. The convertible note payable is convertible into shares of the Company’s common stock at a conversion price of 65% of the two lowest daily volume weighted average price (“VWAP”) of the Company’s common stock during the 15 trading days immediately preceding the conversion date.  At December 31, 2022, the outstanding balance of the unsecured convertible notes payable amounted to $100,000.  On January 19, 2023, February 6, 2023, and March 4, 2023, the Company issued additional convertible notes payable to Diagonal Lending for $45,000, $55,000, and $54,000, on comparable terms, respectively.  At March 31, 2023, the outstanding balance of the unsecured convertible notes payable amounted to $254,000.  The convertible notes payable, including accrued interest, are convertible to approximately 101,745,558 shares of the Company’s common stock.

As the ultimate determination of shares of common stock to be issued upon conversion of these debentures can exceed the current number of available authorized shares, the Company determined that the conversion features of these debentures are not considered indexed to the Company’s own stock and characterized the fair value of the conversion features as a derivative liability (see Note 8).  During the three months ended March 31, 2023, of the incurred derivative liability of $175,000 related to the conversion feature of the debentures, $154,000 was accounted as debt discount and the remaining $21,000 as financing costs. The debt discount is being amortized to interest expense over the term of the corresponding debentures. As of December 31, 2022, the unamortized debt discount was $96,000. During the three months ended March 31,2023, $154,000 was added related to the convertible notes issued during the period, and $46,000 was recorded to interest expense. As of March 31, 2023, the unamortized debt discount was $204,000.

(c) During fiscals 2005 through 2007, the Company issued notes payable in the aggregate of $895,000. The notes are unsecured, bear interest at a rate starting at 8% up to 18% per annum, were due on various dates from March 2008 to March 2015, and are currently in default. The aggregate notes are convertible by the note holders into less than one share of the Company’s common stock based on fixed conversion prices adjusted for applicable reverse stock splits that occurred in prior fiscal years. At March 31, 2023 and December 31, 2022, the outstanding balance of unsecured convertible notes payable amounted to $895,000 and $895,000, respectively, and are deemed in default. The convertible notes payable, including accrued interest are convertible to approximately thirteen shares of the Company’s common stock.

Note 3 – Convertible Notes Payable

Convertible notes payable consisted of the following:

	December 31, 2022	December 31, 2021
Unsecured
(a) Convertible notes due to AL-Bank	$383,000	$503,000
(b) Convertible note with Diagonal Lending	100,000	-

Unsecured
(c) Convertible notes with fixed conversion features, in default	895,000	895,000
Convertible notes payable	1,378,000	1,398,000
Less debt discount	(96,000)	-
Total Convertible notes payable	$1,282,000	$1,398,000

(a) During fiscal 2005, the Company issued notes payable to DART/Citco Global in the aggregate of $543,000. The notes bear interest at an average rate of 7.5% per annum and matured in December 2010. The aggregate notes are convertible by the note holder into less than one share of the Company’s common stock based on a fixed conversion price adjusted for applicable reverse stock splits that occurred in prior fiscal years. In fiscal 2009, the note holders agreed to the forbearance of any interest on the notes payable to DART/Citco Global. In August 2021, the notes were assigned to Aktieselskabet Arbejdernes Landsbank (“AL-Bank”), a Denmark based financing institution. In September 2021, the Company executed a repayment agreement with AL-Bank requiring the Company to  make monthly payments of $10,000 to AL-Bank, starting in October 2021 and ending in March 2025 (see Note 15), for a total of $400,000. Once the payments are made in full pursuant to  the repayment agreement, the remaining balance of $143,000 will  be forgiven and will be accounted for at that time. At December 31, 2021, the outstanding balance of convertible notes payable amounted to $503,000. During the year ended December 31, 2022, the Company made principal payments of $120,000. At December 31, 2022, the outstanding balance of the unsecured convertible notes payable amounted to $383,000. The convertible notes payable, including accrued interest are convertible to approximately two shares of the Company’s common stock.

(b) On December 15, 2022, the Company issued a convertible note payable to 1800 Diagonal Lending LLC (“Diagonal Lending”) for  $100,000.  The note is unsecured, bears interest at a rate of 12%, or 22% on default, is due on December 15, 2023, and has a repayment penalty of 120% of the unpaid principal and unpaid interest if prepaid within 180 days of December 15, 2022. The convertible note payable is convertible into shares of the Company’s common stock at a conversion price of 65% of the two lowest daily volume weighted average price (“VWAP”) of the Company’s common stock during the 15 trading days immediately preceding the conversion date. As the ultimate determination of shares of common stock to be issued upon conversion of these debentures can exceed the current number of available authorized shares, the Company determined that the conversion features of these debentures are not considered indexed to the Company’s own stock and characterized the fair value of the conversion features as a derivative liability (see Note 9).  Of the incurred derivative liability of $164,000 related to the conversion feature of the debentures, $100,000 was accounted as debt discount and the remaining $64,000 as financing costs. The debt discount is being amortized to interest expense over the term of the corresponding debentures. As of December 31, 2022, the unamortized debt discount was $96,000. The convertible notes payable, including accrued interest are convertible to approximately 29,450,549 shares of the Company’s common stock.

(c) During fiscals 2005 through 2007, the Company issued notes payable in the aggregate of $895,000. The notes are unsecured, bear interest at a rate starting at 8% up to 18% per annum, were due on various dates from March 2008 to March 2015, and are currently in default. The aggregate notes are convertible by the note holders into less than one share of the Company’s common stock based on fixed conversion prices adjusted for applicable reverse stock splits that occurred in prior fiscal years. At December 31, 2022 and December 31, 2021, the outstanding balance of unsecured convertible notes payable amounted to $895,000 and $895,000, respectively, and are deemed in default. The convertible notes payable, including accrued interest are convertible to approximately thirteen shares of the Company’s common stock.